STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	$ 112	$ 63
Cost not yet recognized, period for recognition	3 years
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Award vesting period in event of retirement (in years)	1 year
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Award vesting period in event of retirement (in years)	1 year
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Award vesting period in event of retirement (in years)	1 year
Award requisite service period (in years)	3 years